Schedule II - Valuation and Qualifying Accounts (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance at Beginning Of Period	$ 36,783,772	$ 29,935,162
Additions Charged to Costs and Expenses	6,117,113	6,848,610
Additions Charged to Other Accounts	0	0
Deductions	0	0
Balance at End Of Period	$ 42,900,885	$ 36,783,772